Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item facility	Dec. 31, 2012	Dec. 31, 2011
Capital Expenditure Commitments
Capital expenditures under current construction program for 2014	$ 137.4
Contractual commitment to spend on capital expenditures	34.5
Number of Ohio racetracks scheduled to be opened in the second half of 2014	2
Maximum amount of real estate financing in the form of a loan or lease	418.5
Number of project which to be provide real estate financing in the form of loan or lease	2
Purchase obligations
Obligations to purchase various goods and services	1.4
Obligations to be incurred in 2014	1.1
Profit-sharing plan under the provisions of Section 401(k)
Employer's discretionary match contribution up to a maximum of 6% of eligible employee compensation (as a percent)	50.00%
Maximum percentage of eligible employee compensation eligible for discretionary employer match contribution	6.00%
Matching contributions for the profit-sharing plan	0.2	0.2	0.2
Non-qualified deferred compensation plan
Vesting period for matching contribution by employer under the plan	5 years
Employer's matching contributions for the non-qualified deferred compensation plan	0.3	0.1	0.1
Deferred compensation liability, which was included in other current liabilities	$ 12.8